Equity-Settleable Convertible Notes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 17, 2023	Dec. 09, 2021	Dec. 06, 2021
Statement One [Line Items]
Principal amount of Convertible senior notes					$ 225,000,000
Principal amount of Convertible senior notes				$ 33,750,000
Increase in Convertible Notes and Offering				$ 258,750,000
Initial coversion rate of convertible notes in shares	$ 21.2307		$ 52.6019
Initial conversion rate of convertible notes	$ 1,000		$ 1,000
Credit spread	7.25%
Percentage of trading price of conversion value of such notes	98.00%
Percentage of minimum trading price of the common shares preceding the date of announcement of such distribution	10.00%
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price.	30 days
Percentage of trading price of conversion price on each applicable trading day	130.00%
Percentage of principal plus accrued and unpaid interest equal to Redemption price	100.00%
Gains on change in fair value of derivatives		$ 12,530,000
Loss on change in fair value of derivatives	$ (2,416,000)
Interest expense on bonds	$ 27,837,000
Borrowings interest rate	1.75%
Debt Instrument Start Date Of Interest Payment	Jul. 15, 2022
Debt Instrument Terms Of Interest Payment	1.75% per annum payable on January 15th and July 15th of each year
Lithium Americas
Statement One [Line Items]
Number of trading days for determining share price.	35 days
Fixed interest rate [member]
Statement One [Line Items]
Interest rate of convertible Senior notes					1.75%